T. ROWE PRICE EMERGING MARKETS BOND FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.0%
Government Bonds 0.0%
Republic of Albania, 3.50%, 10/9/25 (EUR)	200,000	232
Total Albania (Cost $246)		232

ARGENTINA 2.9%
Corporate Bonds 0.6%
Banco Macro, 17.50%, 5/8/22 (1)	41,665,000	279
IRSA Propiedades Comerciales, 8.75%, 3/23/23 (USD) (1)	13,995,000	10,234
MercadoLibre, 2.00%, 8/15/28 (USD)	3,140,000	4,065
Tarjeta Naranja, FRN, BDLRPP + 3.50%, 10.421%, 4/11/22
(USD) (1)	17,525,000	3,172
YPF, 8.50%, 7/28/25 (USD)	7,755,000	4,069
YPF, 8.75%, 4/4/24 (USD)	7,600,000	4,342
YPF, FRN, BDLRPP + 4.00%, 10.727%, 7/7/20 (USD) (1)	4,550,000	821
		26,982
Government Bonds 2.3%
Province of Buenos Aires, FRN, BDLRPP + 3.83%, 43.079%,
5/31/22	191,620,000	1,207
Republic of Argentina, 5.00%, 1/15/27 (EUR)	1,100,000	308
Republic of Argentina, 5.875%, 1/11/28 (USD)	20,330,000	5,560
Republic of Argentina, 6.875%, 1/11/48 (USD)	2,800,000	739
Republic of Argentina, 7.50%, 4/22/26 (USD)	151,613,000	42,832
Republic of Argentina, 8.28%, 12/31/33 (USD)	138,731,660	49,898
Republic of Argentina, STEP, 3.75%, 12/31/38 (USD)	10,875,000	3,299
Republic of Argentina, VR, 0.00%, 12/15/35 (USD) (2)	113,815,000	893
		104,736
Total Argentina (Cost $369,447)		131,718

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
ARMENIA 0.1%
Government Bonds 0.1%
Republic of Armenia, 3.95%, 9/26/29 (USD) (1)	5,015,000	4,455
Republic of Armenia, 7.15%, 3/26/25 (USD)	200,000	205
Total Armenia (Cost $5,148)		4,660
AZERBAIJAN 0.0%
Government Bonds 0.0%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)	200,000	169
Southern Gas Corridor, 6.875%, 3/24/26 (USD)	500,000	513
Total Azerbaijan (Cost $726)		682
BAHAMAS 1.7%
Government Bonds 1.7%
Commonwealth of Bahamas, 5.75%, 1/16/24 (USD) (1)	2,925,000	2,720
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1)	73,815,000	64,850
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)	9,300,000	8,170
Total Bahamas (Cost $87,444)		75,740
BAHRAIN 0.4%
Government Bonds 0.4%
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)	13,350,000	12,233
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)	5,000,000	4,231
Total Bahrain (Cost $18,946)		16,464
BARBADOS 0.2%
Government Bonds 0.2%
Government of Barbados, 6.50%, 10/1/29 (USD) (1)	7,510,000	6,759
Total Barbados (Cost $7,578)		6,759

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
BELARUS 0.0%
Government Bonds 0.0%
Republic of Belarus, 7.625%, 6/29/27 (USD)	1,600,000	1,614
Total Belarus (Cost $1,809)		1,614

BERMUDA 0.7%
Government Bonds 0.7%
Government of Bermuda, 3.717%, 1/25/27 (USD)	6,000,000	5,766
Government of Bermuda, 4.75%, 2/15/29 (USD)	6,000,000	6,111
Government of Bermuda, 4.75%, 2/15/29 (USD) (1)	19,170,000	19,526
Total Bermuda (Cost $31,746)		31,403

BRAZIL 12.9%
Corporate Bonds 4.6%
Azul Investments, 5.875%, 10/26/24 (USD) (1)	25,785,000	14,407
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (3)	12,480,000	10,733
Banco do Brasil, VR, 6.25% (USD) (3)(4)	27,000,000	21,337
Banco do Brasil, VR, 9.00% (USD) (3)(4)	51,160,000	49,129
BRF, 4.875%, 1/24/30 (USD)	13,300,000	11,232
Cosan Overseas, 8.25% (USD) (4)	6,085,000	5,487
CSN Islands, 6.75%, 1/28/28 (USD) (1)	9,000,000	5,805
CSN Resources, 7.625%, 2/13/23 (USD)	15,975,000	11,203
CSN Resources, 7.625%, 2/13/23 (USD) (1)	5,400,000	3,787
CSN Resources, 7.625%, 4/17/26 (USD)	200,000	131
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)
(1)	6,400,000	5,502
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)	6,045,000	5,419
GUSAP III, 4.25%, 1/21/30 (USD)	10,395,000	9,213
Itau Unibanco Holding, VR, 6.125% (USD) (1)(3)(4)	8,345,000	7,903
Itau Unibanco Holding, VR, 6.50% (USD) (1)(3)(4)	5,700,000	5,444
Minerva Luxembourg, 6.50%, 9/20/26 (USD) (1)	18,335,000	16,849

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Oi, 10.00%, 7/27/25 (USD) (5)	8,425,000	5,824
Petrobras Global Finance, 6.75%, 1/27/41 (USD)	1,375,000	1,343
Rumo, 5.875%, 1/18/25 (USD) (1)	6,975,000	6,495
St Marys Cement, 5.75%, 1/28/27 (USD)	2,290,000	2,197
Suzano Austria, 6.00%, 1/15/29 (USD)	9,875,000	9,293
		208,733
Government Bonds 8.3%
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 5/15/45	44,716,077	10,444
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	2,320,000	503
Petrobras Global Finance, 5.625%, 5/20/43 (USD)	2,865,000	2,644
Petrobras Global Finance, 6.85%, 06/05/2115 (USD)	24,546,000	23,449
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	50,020,000	51,423
Petrobras Global Finance, 8.75%, 5/23/26 (USD)	150,850,000	163,680
Republic of Brazil, 4.50%, 5/30/29 (USD)	1,200,000	1,237
Republic of Brazil, 4.625%, 1/13/28 (USD)	33,000,000	35,277
Republic of Brazil, 4.75%, 1/14/50 (USD)	898,000	829
Republic of Brazil, 5.00%, 1/27/45 (USD)	55,698,000	53,331
Republic of Brazil, 5.625%, 1/7/41 (USD)	22,545,000	23,131
Republic of Brazil, 5.625%, 2/21/47 (USD)	1,600,000	1,658
Republic of Brazil, 6.00%, 4/7/26 (USD)	700,000	798
Republic of Brazil, 8.25%, 1/20/34 (USD)	5,095,000	6,496
		374,900
Total Brazil (Cost $623,499)		583,633

BULGARIA 0.0%
Government Bonds 0.0%
Republic of Bulgaria, 3.125%, 3/26/35 (EUR)	100,000	141
Total Bulgaria (Cost $123)		141

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHILE 0.7%
Corporate Bonds 0.7%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1)	8,110,000	7,000
Corp Nacional del Cobre de Chile, 3.625%, 8/1/27 (USD) (1)	560,000	551
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1)	16,450,000	14,330
Corp Nacional del Cobre de Chile, 4.50%, 8/1/47 (USD)	1,325,000	1,333
Corp Nacional del Cobre de Chile, 4.875%, 11/4/44 (USD)	400,000	413
Empresa Nacional del Petroleo, 3.75%, 8/5/26 (USD)	440,000	413
Latam Finance, 7.00%, 3/1/26 (USD)	15,700,000	7,238
		31,278
Government Bonds 0.0%
Republic of Chile, 3.24%, 2/6/28 (USD)	600,000	637
		637
Total Chile (Cost $44,624)		31,915

CHINA 3.1%
Corporate Bonds 3.1%
China Evergrande Group, 8.25%, 3/23/22 (USD)	1,180,000	962
China Evergrande Group, 9.50%, 4/11/22 (USD)	10,020,000	8,242
CIFI Holdings Group, 6.00%, 7/16/25 (USD)	11,858,000	10,435
CNAC HK Finbridge, 4.125%, 7/19/27 (USD)	340,000	353
CNAC HK Finbridge, 4.625%, 3/14/23 (USD)	11,200,000	11,485
CNAC HK Finbridge, 4.75%, 6/19/49 (USD)	350,000	391
CNAC HK Finbridge, 5.125%, 3/14/28 (USD)	1,409,000	1,562
CNOOC Curtis Funding No 1, 4.50%, 10/3/23 (USD)	10,365,000	11,152
CNRC Capitale, VR, 3.90% (USD) (3)(4)	3,762,000	3,677
Country Garden Holdings, 4.75%, 1/17/23 (USD)	10,350,000	9,728
Country Garden Holdings, 8.00%, 1/27/24 (USD)	5,700,000	5,857
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)	1,880,000	1,758
Kaisa Group Holdings, 8.50%, 6/30/22 (USD)	11,000,000	9,103

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD)
(1)	1,365,000	1,664
State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD)	22,919,000	27,932
State Grid Overseas Investment 2014, 4.125%, 5/7/24 (USD)	1,684,000	1,792
State Grid Overseas Investment 2014, 4.85%, 5/7/44 (USD)	8,984,000	11,204
State Grid Overseas Investment 2016, 2.875%, 5/18/26 (USD)	7,850,000	8,160
State Grid Overseas Investment 2016, 4.00%, 5/4/47 (USD)	260,000	303
Times China Holdings, 6.75%, 7/16/23 (USD)	12,540,000	11,379
Total China (Cost $137,556)		137,139

COLOMBIA 1.5%
Government Bonds 1.5%
Republic of Colombia, 3.00%, 1/30/30 (USD)	550,000	504
Republic of Colombia, 3.875%, 4/25/27 (USD)	250,000	249
Republic of Colombia, 4.00%, 2/26/24 (USD)	1,630,000	1,655
Republic of Columbia, 5.00%, 6/15/45 (USD)	600,000	621
Republic of Colombia, 5.625%, 2/26/44 (USD)	31,000,000	34,342
Republic of Colombia, 6.125%, 1/18/41 (USD)	25,470,000	29,439
Republic of Colombia, 7.375%, 9/18/37 (USD)	575,000	722
Total Colombia (Cost $67,009)		67,532

CONGO 0.2%
Corporate Bonds 0.2%
HTA Group, 9.125%, 3/8/22 (USD)	8,100,000	7,595
Total Congo (Cost $8,369)		7,595

COSTA RICA 1.0%
Corporate Bonds 0.2%
Banco Nacional de Costa Rica, 6.25%, 11/1/23 (USD)	10,337,000	9,562
		9,562
Government Bonds 0.8%
Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (USD)	6,300,000	4,001
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Costa Rica, 4.25%, 1/26/23 (USD)	900,000	811
Republic of Costa Rica, 4.375%, 4/30/25 (USD)	9,010,000	7,489
Republic of Costa Rica, 6.125%, 2/19/31 (USD)	740,000	629
Republic of Costa Rica, 6.125%, 2/19/31 (USD) (1)	6,420,000	5,454
Republic of Costa Rica, 7.00%, 4/4/44 (USD)	20,465,000	16,583
		34,967
Total Costa Rica (Cost $52,453)		44,529

CROATIA 0.0%
Government Bonds 0.0%
Republic of Croatia, 6.00%, 1/26/24 (USD)	400,000	434
Total Croatia (Cost $420)		434

DOMINICAN REPUBLIC 1.5%
Government Bonds 1.5%
Dominican Republic, 4.50%, 1/30/30 (USD) (1)	600,000	525
Dominican Republic, 5.50%, 1/27/25 (USD)	850,000	823
Dominican Republic, 5.95%, 1/25/27 (USD)	3,000,000	2,862
Dominican Republic, 5.95%, 1/25/27 (USD) (1)	400,000	382
Dominican Republic, 6.00%, 7/19/28 (USD)	1,000,000	956
Dominican Republic, 6.40%, 6/5/49 (USD) (1)	500,000	445
Dominican Republic, 6.50%, 2/15/48 (USD)	300,000	267
Dominican Republic, 6.85%, 1/27/45 (USD)	44,925,000	41,668
Dominican Republic, 6.875%, 1/29/26 (USD) (1)	10,600,000	10,637
Dominican Republic, 7.45%, 4/30/44 (USD)	8,810,000	8,634
Total Dominican Republic (Cost $71,436)		67,199

ECUADOR 0.7%
Government Bonds 0.7%
Republic of Ecuador, 7.875%, 1/23/28	59,250,000	16,781
Republic of Ecuador, 7.95%, 6/20/24	45,940,000	13,093
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Ecuador, 8.75%, 6/2/23	850,000	255
Total Ecuador (Cost $95,299)		30,129

EGYPT 2.4%
Government Bonds 2.4%
Arab Republic of Egypt, 5.625%, 4/16/30 (EUR) (1)	200,000	169
Arab Republic of Egypt, 5.875%, 6/11/25 (USD) (1)	500,000	451
Arab Republic of Egypt, 6.125%, 1/31/22 (USD)	400,000	387
Arab Republic of Egypt, 6.20%, 3/1/24 (USD) (1)	250,000	234
Arab Republic of Egypt, 6.20%, 3/1/24 (USD)	300,000	280
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)	10,100,000	8,648
Arab Republic of Egypt, 6.588%, 2/21/28 (USD) (1)	750,000	642
Arab Republic of Egypt, 7.053%, 1/15/32 (USD)	900,000	732
Arab Republic of Egypt, 7.053%, 1/15/32 (USD) (1)	200,000	163
Arab Republic of Egypt, 7.50%, 1/31/27 (USD) (1)	1,300,000	1,187
Arab Republic of Egypt, 7.50%, 1/31/27 (USD)	1,000,000	913
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)	15,700,000	14,110
Arab Republic of Egypt, 7.903%, 2/21/48 (USD)	8,025,000	6,550
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1)	36,890,000	30,421
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)	51,975,000	42,861
Arab Republic of Egypt, 8.70%, 3/1/49 (USD) (1)	1,650,000	1,377
Arab Republic of Egypt, 14.90%, 5/8/28	24,000	2
Arab Republic of Egypt Treasury Bills, 13.78%, 6/2/20	3,200,000	200
Arab Republic of Egypt Treasury Bills, 14.849%, 4/28/20	2,750,000	175
Total Egypt (Cost $134,549)		109,502

EL SALVADOR 1.5%
Government Bonds 1.5%
Republic of El Salvador, 5.875%, 1/30/25 (USD)	9,200,000	8,153
Republic of El Salvador, 6.375%, 1/18/27 (USD)	1,250,000	1,104
Republic of El Salvador, 7.125%, 1/20/50 (USD)	200,000	156
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of El Salvador, 7.65%, 6/15/35 (USD)	26,475,000	22,777
Republic of El Salvador, 8.625%, 2/28/29 (USD) (1)	31,015,000	30,350
Republic of El Salvador, 8.625%, 2/28/29 (USD)	6,830,000	6,683
Total El Salvador (Cost $79,415)		69,223

GEORGIA 0.0%
Corporate Bonds 0.0%
Georgian Railway, 7.75%, 7/11/22 (USD)	200,000	200
		200
Government Bonds 0.0%
Government of Georgia, 6.875%, 4/12/21 (USD)	1,000,000	1,007
		1,007
Total Georgia (Cost $1,232)		1,207

GHANA 1.0%
Government Bonds 1.0%
Republic of Ghana, 7.625%, 5/16/29 (USD)	10,100,000	7,308
Republic of Ghana, 7.875%, 3/26/27 (USD)	1,600,000	1,193
Republic of Ghana, 7.875%, 2/11/35 (USD) (1)	300,000	213
Republic of Ghana, 8.125%, 1/18/26 (USD)	37,700,000	29,832
Republic of Ghana, 8.627%, 6/16/49 (USD) (1)	1,450,000	1,026
Republic of Ghana, 8.75%, 3/11/61 (USD) (1)	9,700,000	6,774
Total Ghana (Cost $58,055)		46,346

GRENADA 0.1%
Government Bonds 0.1%
Government of Grenada, 7.00%, 5/12/30 (USD)	2,998,540	2,684
Total Grenada (Cost $2,623)		2,684

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
GUATEMALA 0.3%
Government Bonds 0.3%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1)	1,475,000	1,443
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1)	13,050,000	12,607
Total Guatemala (Cost $14,459)		14,050

HONG KONG 0.2%
Corporate Bonds 0.2%
Metropolitan Light, 5.50%, 11/21/22 (USD)	4,395,000	4,150
Metropolitan Light, 5.50%, 11/21/22 (USD) (1)	5,288,000	4,988
Total Hong Kong (Cost $9,668)		9,138

HUNGARY 0.0%
Government Bonds 0.0%
Republic of Hungary, 7.625%, 3/29/41 (USD)	200,000	313
Total Hungary (Cost $290)		313

INDIA 0.3%
Corporate Bonds 0.2%
Export-Import Bank of India, 4.00%, 1/14/23 (USD)	1,200,000	1,186
HPCL-Mittal Energy, 5.25%, 4/28/27 (USD)	6,930,000	5,224
Shriram Transport Finance, 5.10%, 7/16/23 (USD)	2,235,000	1,565
		7,975
Government Bonds 0.1%
Export-Import Bank of India, 3.25%, 1/15/30 (USD)	500,000	447
Export-Import Bank of India, 3.375%, 8/5/26 (USD)	800,000	765
Export-Import Bank of India, 3.875%, 2/1/28 (USD)	500,000	462
Export-Import Bank of India, 8.375%, 7/24/25	17,000,000	241
National Highways Authority of India, 7.30%, 5/18/22	90,000,000	1,207

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of India, 8.83%, 11/25/23	26,000,000	380
		3,502
Total India (Cost $13,829)		11,477

INDONESIA 10.0%
Corporate Bonds 4.6%
Bank Tabungan Negara Persero, 4.20%, 1/23/25 (USD)	2,625,000	2,310
Indonesia Asahan Aluminium Persero, 5.71%, 11/15/23 (USD)	500,000	512
Listrindo Capital, 4.95%, 9/14/26 (USD) (1)	1,400,000	1,230
Listrindo Capital, 4.95%, 9/14/26 (USD)	11,645,000	10,233
Pelabuhan Indonesia II, 5.375%, 5/5/45 (USD)	801,000	795
Pertamina Persero, 3.10%, 1/21/30 (USD)	400,000	356
Pertamina Persero, 5.625%, 5/20/43 (USD)	104,726,000	106,807
Pertamina Persero, 6.00%, 5/3/42 (USD)	7,050,000	7,507
Pertamina Persero, 6.50%, 11/7/48 (USD)	400,000	444
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1)	4,930,000	4,627
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)	16,500,000	16,041
Perusahaan Listrik Negara, 4.375%, 2/5/50 (USD) (1)	5,020,000	4,496
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1)	6,245,000	6,028
Perusahaan Listrik Negara, 5.25%, 10/24/42 (USD)	15,300,000	15,152
Perusahaan Listrik Negara, 6.25%, 1/25/49 (USD) (1)	16,296,000	17,849
Theta Capital, 8.125%, 1/22/25 (USD)	18,920,000	13,907
		208,294
Government Bonds 5.4%
Perusahaan Penerbit, 4.15%, 3/29/27 (USD) (1)	850,000	855
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)	21,500,000	21,624
Perusahaan Penerbit, 4.35%, 9/10/24 (USD)	14,572,000	14,885
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)	20,000,000	20,492
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)	116,775,000	120,389
Republic of Indonesia, 3.85%, 7/18/27 (USD) (1)	200,000	203
Republic of Indonesia, 4.625%, 4/15/43 (USD)	38,107,000	40,694
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Indonesia, 4.75%, 2/11/29 (USD)	11,765,000	12,797
Republic of Indonesia, 5.125%, 1/15/45 (USD) (1)	886,000	992
Republic of Indonesia, 5.25%, 1/8/47 (USD)	648,000	721
Republic of Indonesia, 5.95%, 1/8/46 (USD) (1)	350,000	415
Republic of Indonesia, 6.75%, 1/15/44 (USD)	430,000	564
Republic of Indonesia, 8.50%, 10/12/35 (USD)	280,000	403
Republic of Indonesia, 9.00%, 3/15/29	150,424,000,000	9,740
		244,774
Total Indonesia (Cost $454,268)		453,068

ISRAEL 2.9%
Corporate Bonds 2.8%
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (USD) (1)(3)	19,240,000	17,679
Israel Chemicals, 6.375%, 5/31/38 (USD) (1)	22,900,000	25,047
Israel Electric, 4.25%, 8/14/28 (USD) (1)	73,740,000	76,262
Israel Electric, 7.75%, 12/15/27 (USD)	4,650,000	6,036
		125,024
Government Bonds 0.1%
State of Israel, 2.00%, 3/31/27	1,000,000	302
State of Israel, 3.75%, 3/31/47	500,000	186
State of Israel, 3.875%, 7/3/50 (USD)	4,220,000	4,220
State of Israel, 5.50%, 1/31/42	400,000	183
		4,891
Total Israel (Cost $129,727)		129,915

IVORY COAST 1.1%
Government Bonds 1.1%
Republic of Ivory Coast, 5.25%, 3/22/30 (EUR) (1)	200,000	190
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)	4,200,000	3,683
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)	600,000	553
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR) (1)	6,665,000	6,272
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)	11,200,000	10,540
Republic of Ivory Coast, STEP, 5.75%, 12/31/32 (USD)	28,954,575	26,244
Total Ivory Coast (Cost $53,547)		47,482

JAMAICA 1.5%
Corporate Bonds 0.1%
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1)	6,415,000	6,207
		6,207
Government Bonds 1.4%
Government of Jamaica, 6.75%, 4/28/28 (USD)	5,050,000	5,270
Government of Jamaica, 7.875%, 7/28/45 (USD)	16,155,000	17,452
Government of Jamaica, 8.00%, 3/15/39 (USD)	36,711,000	40,394
		63,116
Total Jamaica (Cost $72,424)		69,323

KAZAKHSTAN 0.4%
Corporate Bonds 0.4%
Kazakhstan Temir Zholy, 6.95%, 7/10/42 (USD)	200,000	209
KazMunayGas National, 4.75%, 4/19/27 (USD)	400,000	385
KazMunayGas National, 5.75%, 4/19/47 (USD)	200,000	200
KazMunayGas National, 6.375%, 10/24/48 (USD) (1)	17,170,000	17,075
		17,869
Government Bonds 0.0%
Republic of Kazakhstan, 2.375%, 11/9/28 (EUR) (1)	200,000	224
Republic of Kazakhstan, 4.875%, 10/14/44 (USD)	400,000	453
Republic of Kazakhstan, 5.125%, 7/21/25 (USD)	600,000	648
Republic of Kazakhstan, 6.50%, 7/21/45 (USD)	200,000	263
		1,588
Total Kazakhstan (Cost $19,429)		19,457

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
KENYA 0.4%
Government Bonds 0.4%
Republic of Kenya, 6.875%, 6/24/24 (USD)	400,000	383
Republic of Kenya, 7.25%, 2/28/28 (USD)	16,910,000	15,812
Republic of Kenya, 8.25%, 2/28/48 (USD) (1)	600,000	557
Republic of Kenya, 8.25%, 2/28/48 (USD)	300,000	278
Total Kenya (Cost $17,818)		17,030

KUWAIT 0.4%
Corporate Bonds 0.3%
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1)	300,000	286
NBK Tier 1 Financing 2, VR, 4.50% (USD) (1)(3)(4)	13,360,000	12,625
		12,911
Government Bonds 0.1%
Government of Kuwait, 3.50%, 3/20/27 (USD)	5,000,000	5,212
		5,212
Total Kuwait (Cost $18,757)		18,123

LAO PEOPLE'S DEMOCRATIC REPUBLIC 0.2%
Government Bonds 0.2%
People's Democratic Republic of Laos, 6.875%, 6/30/21 (USD)
(1)	9,700,000	9,639
Total Lao People's Democratic Republic (Cost $9,518)		9,639

LEBANON 0.2%
Government Bonds 0.2%
Lebanese Republic, 6.00%, 1/27/23 (USD) (2)(6)	51,164,000	10,005
Total Lebanon (Cost $15,112)		10,005

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
MALAYSIA 0.0%
Government Bonds 0.0%
Malaysia Sovereign Sukuk, 4.236%, 4/22/45 (USD)	730,000	846
Total Malaysia (Cost $893)		846

MEXICO 10.0%
Corporate Bonds 4.6%
Axtel, 6.375%, 11/14/24 (USD) (1)	7,800,000	6,488
Banco Santander Mexico, VR, 8.50% (USD) (3)(4)	16,600,000	17,181
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3)	9,000,000	7,520
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (3)	7,000,000	6,430
Cemex, 5.45%, 11/19/29 (USD)	7,600,000	6,196
Cometa Energia, 6.375%, 4/24/35 (USD) (1)	24,612,600	22,528
Controladora Mabe, 5.60%, 10/23/28 (USD) (1)	3,815,000	3,638
Controladora Mabe, 5.60%, 10/23/28 (USD)	540,000	515
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (1)	22,415,000	19,147
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)	124,236,000	106,122
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)	1,900,000	1,327
Poinsettia Finance, 6.625%, 6/17/31 (USD) (1)	3,600,000	3,675
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD) (1)	11,840,000	8,391
		209,158
Government Bonds 5.4%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)	23,550,000	17,356
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)	40,904,000	25,635
Petroleos Mexicanos, 5.625%, 1/23/46 (USD)	86,515,000	54,574
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)	176,603,000	114,116
Petroleos Mexicanos, 6.625%, 6/15/35 (USD)	1,120,000	765
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)	20,786,000	13,505
Petroleos Mexicanos, 7.19%, 9/12/24	42,400,000	1,430
Petroleos Mexicanos, 7.69%, 1/23/50 (USD) (1)	490,000	346
United Mexican States, 3.25%, 4/16/30 (USD)	1,844,000	1,733
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
United Mexican States, 4.60%, 1/23/46 (USD)	10,354,000	10,352
United Mexican States, 4.75%, 3/8/44 (USD)	2,418,000	2,460
United Mexican States, 5.55%, 1/21/45 (USD)	500,000	565
United Mexican States, 5.75%, 10/12/2110 (USD)	522,000	543
United Mexican States, 6.05%, 1/11/40 (USD)	1,048,000	1,253
		244,633
Total Mexico (Cost $577,101)		453,791

MONGOLIA 1.4%
Corporate Bonds 0.4%
Development Bank of Mongolia, 7.25%, 10/23/23 (USD) (1)	18,420,000	15,933
Trade & Development Bank of Mongolia, 9.375%, 5/19/20
(USD)	865,000	843
		16,776
Government Bonds 1.0%
Government of Mongolia, 5.125%, 12/5/22 (USD)	35,110,000	31,597
Government of Mongolia, 5.625%, 5/1/23 (USD)	9,330,000	8,397
Government of Mongolia, 8.75%, 3/9/24 (USD) (1)	200,000	194
Government of Mongolia, 8.75%, 3/9/24 (USD)	1,750,000	1,697
Government of Mongolia, 10.875%, 4/6/21 (USD)	2,150,000	2,129
		44,014
Total Mongolia (Cost $67,284)		60,790

NIGERIA 1.4%
Government Bonds 1.4%
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1)	880,000	616
Republic of Nigeria, 6.50%, 11/28/27 (USD)	19,650,000	13,752
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1)	1,600,000	1,124
Republic of Nigeria, 7.143%, 2/23/30 (USD)	33,800,000	23,734
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1)	400,000	269
Republic of Nigeria, 7.625%, 11/28/47 (USD)	600,000	403
Republic of Nigeria, 7.875%, 2/16/32 (USD)	6,700,000	4,740
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Nigeria, 8.747%, 1/21/31 (USD) (1)	300,000	218
Republic of Nigeria, 8.747%, 1/21/31 (USD)	22,750,000	16,556
Total Nigeria (Cost $88,326)		61,412

OMAN 1.8%
Corporate Bonds 0.2%
Lamar Funding, 3.958%, 5/7/25 (USD)	14,000,000	10,171
		10,171
Government Bonds 1.6%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1)	18,180,000	13,081
Sultanate of Oman, 4.75%, 6/15/26 (USD)	35,055,000	25,222
Sultanate of Oman, 5.375%, 3/8/27 (USD)	9,000,000	6,490
Sultanate of Oman, 5.625%, 1/17/28 (USD)	13,700,000	9,864
Sultanate of Oman, 6.50%, 3/8/47 (USD)	21,930,000	14,449
Sultanate of Oman, 6.75%, 1/17/48 (USD) (1)	5,850,000	3,905
		73,011
Total Oman (Cost $117,964)		83,182

PAKISTAN 0.2%
Government Bonds 0.2%
Islamic Republic of Pakistan, 6.875%, 12/5/27 (USD)	7,000,000	5,850
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)	1,500,000	1,309
Third Pakistan International Sukuk, 5.625%, 12/5/22 (USD)	500,000	469
Total Pakistan (Cost $8,978)		7,628

PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 3.87%, 7/23/60 (USD)	375,000	376
Republic of Panama, 6.70%, 1/26/36 (USD)	250,000	324
Total Panama (Cost $687)		700

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
PARAGUAY 0.5%
Corporate Bonds 0.2%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1)	11,535,000	10,502
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)	300,000	273
		10,775
Government Bonds 0.3%
Republic of Paraguay, 4.625%, 1/25/23 (USD)	1,000,000	1,015
Republic of Paraguay, 5.40%, 3/30/50 (USD) (1)	500,000	510
Republic of Paraguay, 5.40%, 3/30/50 (USD)	8,720,000	8,895
Republic of Paraguay, 5.60%, 3/13/48 (USD)	2,490,000	2,565
Republic of Paraguay, 6.10%, 8/11/44 (USD)	375,000	399
		13,384
Total Paraguay (Cost $26,850)		24,159

PERU 0.9%
Corporate Bonds 0.5%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1)	3,315,000	3,132
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)	4,245,749	4,569
Nexa Resources, 5.375%, 5/4/27 (USD)	5,331,000	4,150
Peru LNG, 5.375%, 3/22/30 (USD) (1)	18,180,000	10,881
Petroleos del Peru, 5.625%, 6/19/47 (USD)	950,000	866
		23,598
Government Bonds 0.4%
Republic of Peru, 2.844%, 6/20/30 (USD)	7,380,000	7,856
Republic of Peru, 5.40%, 8/12/34 (1)	33,805,000	9,849
Republic of Peru, 8.75%, 11/21/33 (USD)	350,000	558
		18,263
Total Peru (Cost $51,055)		41,861

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
PHILIPPINES 0.2%
Corporate Bonds 0.2%
AC Energy Finance International, 5.65% (USD) (4)	9,995,000	9,645
Power Sector Assets & Liabilities Management, 9.625%,
5/15/28 (USD)	340,000	502
		10,147
Government Bonds 0.0%
Republic of Philippines, 3.95%, 1/20/40 (USD)	300,000	330
Republic of Philippines, 6.375%, 10/23/34 (USD)	350,000	467
		797
Total Philippines (Cost $11,251)		10,944

ROMANIA 0.0%
Government Bonds 0.0%
Republic of Romania, 2.875%, 5/26/28 (EUR)	150,000	172
Republic of Romania, 5.125%, 6/15/48 (USD)	200,000	207
Republic of Romania, 6.125%, 1/22/44 (USD)	200,000	231
Total Romania (Cost $590)		610

RUSSIA 2.2%
Corporate Bonds 0.6%
ALROSA Finance, 4.65%, 4/9/24 (USD)	7,440,000	7,524
GTLK Europe, 5.125%, 5/31/24 (USD)	13,000,000	12,274
Petropavlovsk 2016, 8.125%, 11/14/22 (USD)	7,500,000	7,200
Vnesheconombank, 6.80%, 11/22/25 (USD)	200,000	212
		27,210
Government Bonds 1.6%
Russian Federation, 4.375%, 3/21/29 (USD)	30,000,000	32,173
Russian Federation, 4.50%, 4/4/22 (USD)	400,000	414
Russian Federation, 4.75%, 5/27/26 (USD)	200,000	213
Russian Federation, 4.875%, 9/16/23 (USD)	1,200,000	1,279

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Russian Federation, 5.10%, 3/28/35 (USD)	400,000	463
Russian Federation, 5.25%, 6/23/47 (USD)	26,600,000	32,314
Russian Federation, 5.625%, 4/4/42 (USD)	1,200,000	1,466
Russian Federation, 5.875%, 9/16/43 (USD)	1,000,000	1,245
Russian Federation, 12.75%, 6/24/28 (USD)	300,000	499
Russian Federation, STEP, 7.50%, 3/31/30 (USD)	710,200	804
		70,870
Total Russia (Cost $102,317)		98,080

SAUDI ARABIA 1.2%
Government Bonds 1.2%
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)	17,050,000	18,490
KSA Sukuk, 2.969%, 10/29/29 (USD) (1)	10,240,000	10,077
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)	12,000,000	11,889
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)	15,600,000	15,532
Total Saudi Arabia (Cost $57,513)		55,988

SENEGAL 1.4%
Government Bonds 1.4%
Republic of Senegal, 4.75%, 3/13/28 (EUR)	20,400,000	20,510
Republic of Senegal, 6.25%, 5/23/33 (USD) (1)	18,950,000	17,134
Republic of Senegal, 6.25%, 5/23/33 (USD)	25,200,000	22,784
Republic of Senegal, 6.75%, 3/13/48 (USD) (1)	200,000	166
Republic of Senegal, 6.75%, 3/13/48 (USD)	400,000	331
Total Senegal (Cost $67,009)		60,925

SERBIA 1.0%
Government Bonds 1.0%
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1)	11,230,000	11,375
Republic of Serbia, 4.50%, 1/11/26	1,580,000,000	16,285
Republic of Serbia, 4.50%, 8/20/32	40,000,000	417
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Serbia, 7.25%, 9/28/21 (USD)	14,035,000	14,737
Total Serbia (Cost $43,003)		42,814

SOUTH AFRICA 2.8%
Corporate Bonds 1.7%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	400,000	342
Eskom Holdings SOC, 7.125%, 2/11/25 (USD)	76,365,000	55,013
Eskom Holdings SOC, 8.45%, 8/10/28 (USD) (1)	200,000	139
FirstRand Bank, VR, 6.25%, 4/23/28 (USD) (3)	7,000,000	6,313
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	15,000,000	14,432
		76,239
Government Bonds 1.1%
Republic of South Africa, 4.30%, 10/12/28 (USD)	900,000	742
Republic of South Africa, 4.665%, 1/17/24 (USD)	150,000	141
Republic of South Africa, 4.85%, 9/27/27 (USD)	440,000	389
Republic of South Africa, 4.85%, 9/30/29 (USD)	16,950,000	13,984
Republic of South Africa, 4.875%, 4/14/26 (USD)	200,000	179
Republic of South Africa, 5.375%, 7/24/44 (USD)	200,000	144
Republic of South Africa, 5.65%, 9/27/47 (USD)	33,800,000	25,097
Republic of South Africa, 5.875%, 9/16/25 (USD)	600,000	579
Republic of South Africa, 5.875%, 6/22/30 (USD)	500,000	438
Republic of South Africa, 6.25%, 3/8/41 (USD)	10,050,000	8,112
		49,805
Total South Africa (Cost $164,632)		126,044

SRI LANKA 1.9%
Corporate Bonds 0.2%
SriLankan Airlines, 7.00%, 6/25/24 (USD)	8,760,000	7,030
		7,030
Government Bonds 1.7%
Republic of Sri Lanka, 5.75%, 1/18/22 (USD)	27,165,000	17,615
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Sri Lanka, 5.875%, 7/25/22 (USD)	2,245,000	1,447
Republic of Sri Lanka, 6.125%, 6/3/25 (USD)	2,705,000	1,550
Republic of Sri Lanka, 6.20%, 5/11/27 (USD)	24,585,000	13,603
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	2,059,000	1,390
Republic of Sri Lanka, 6.25%, 7/27/21 (USD)	40,430,000	26,178
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)	23,625,000	13,037
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)	1,200,000	662
Republic of Sri Lanka, 6.85%, 3/14/24 (USD) (1)	900,000	532
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)	1,100,000	637
Republic of Sri Lanka, 7.85%, 3/14/29 (USD) (1)	525,000	315
		76,966
Total Sri Lanka (Cost $134,704)		83,996

THAILAND 0.1%
Corporate Bonds 0.1%
Thaioil Treasury Center, 3.50%, 10/17/49 (USD) (1)	5,175,000	4,518
Total Thailand (Cost $5,154)		4,518

TRINIDAD AND TOBAGO 0.2%
Corporate Bonds 0.2%
Trinidad Petroleum Holdings, 9.75%, 6/15/26 (USD) (1)	8,352,000	8,013
Total Trinidad and Tobago (Cost $9,151)		8,013

TURKEY 7.1%
Corporate Bonds 0.8%
Turk Telekomunikasyon, 4.875%, 6/19/24 (USD)	12,000,000	10,865
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD) (1)	10,875,000	10,301
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)	1,000,000	947
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD) (1)	14,345,000	13,130
		35,243

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 6.3%
Hazine Mustesarligi Varlik Kiralama, 4.489%, 11/25/24 (USD)	36,200,000	31,749
Republic of Turkey, 3.25%, 3/23/23 (USD)	400,000	359
Republic of Turkey, 4.25%, 4/14/26 (USD)	41,000,000	34,286
Republic of Turkey, 4.875%, 10/9/26 (USD)	31,765,000	26,941
Republic of Turkey, 4.875%, 4/16/43 (USD)	27,550,000	19,283
Republic of Turkey, 5.125%, 3/25/22 (USD)	15,000,000	14,531
Republic of Turkey, 5.125%, 2/17/28 (USD)	21,800,000	18,325
Republic of Turkey, 5.25%, 3/13/30 (USD)	200,000	163
Republic of Turkey, 5.75%, 3/22/24 (USD)	600,000	560
Republic of Turkey, 5.75%, 5/11/47 (USD)	400,000	296
Republic of Turkey, 6.00%, 3/25/27 (USD)	97,785,000	87,518
Republic of Turkey, 6.00%, 1/14/41 (USD)	18,120,000	14,243
Republic of Turkey, 6.125%, 10/24/28 (USD)	400,000	353
Republic of Turkey, 6.25%, 9/26/22 (USD)	16,375,000	15,995
Republic of Turkey, 6.625%, 2/17/45 (USD)	300,000	248
Republic of Turkey, 6.75%, 5/30/40 (USD)	500,000	428
Republic of Turkey, 6.875%, 3/17/36 (USD)	18,325,000	16,238
Republic of Turkey, 7.25%, 3/5/38 (USD)	300,000	276
Republic of Turkey, 7.375%, 2/5/25 (USD)	800,000	788
Republic of Turkey, 7.625%, 4/26/29 (USD)	600,000	574
Republic of Turkey, 8.00%, 2/14/34 (USD)	300,000	299
Republic of Turkey, 11.875%, 1/15/30 (USD)	200,000	246
		283,699
Total Turkey (Cost $345,968)		318,942

UKRAINE 5.8%
Corporate Bonds 0.4%
MHP, 7.75%, 5/10/24 (USD)	200,000	170
MHP Lux, 6.25%, 9/19/29 (USD) (1)	11,810,000	9,330

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)	10,900,000	9,292
		18,792
Government Bonds 5.4%
Government of Ukraine, 6.75%, 6/20/26 (EUR) (1)	4,930,000	4,851
Government of Ukraine, 7.375%, 9/25/32 (USD) (1)	300,000	274
Government of Ukraine, 7.75%, 9/1/21 (USD) (1)	20,263,000	19,568
Government of Ukraine, 7.75%, 9/1/23 (USD) (1)	17,224,000	16,216
Government of Ukraine, 7.75%, 9/1/23 (USD)	2,200,000	2,071
Government of Ukraine, 7.75%, 9/1/24 (USD) (1)	200,000	185
Government of Ukraine, 7.75%, 9/1/24 (USD)	3,230,000	2,988
Government of Ukraine, 7.75%, 9/1/25 (USD)	29,160,000	26,652
Government of Ukraine, 7.75%, 9/1/26 (USD)	200,000	185
Government of Ukraine, 7.75%, 9/1/27 (USD)	98,390,000	90,499
Government of Ukraine, 8.994%, 2/1/24 (USD)	7,070,000	6,570
Government of Ukraine, 9.75%, 11/1/28 (USD) (1)	33,220,000	32,427
Government of Ukraine, 9.75%, 11/1/28 (USD)	35,250,000	34,408
Government of Ukraine, VR, 0.00%, 5/31/40 (USD) (1)(2)(7)	11,228,000	8,316
		245,210
Total Ukraine (Cost $283,889)		264,002

UNITED ARAB EMIRATES 0.6%
Corporate Bonds 0.6%
ADES International Holding, 8.625%, 4/24/24 (USD)	750,000	589
Emirates NBD Bank, VR, 6.125% (USD) (3)(4)	13,100,000	11,210
Ruwais Power, 6.00%, 8/31/36 (USD)	11,795,000	13,794
Total United Arab Emirates (Cost $27,779)		25,593

UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (8)(9)	83,934	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

		Par/Shares	$ Value
	(Cost and value in $000s)
	Mriya Farming, Recovery Certificates (EUR) (8)(9)	3,975,047	44
			45
	Corporate Bonds 0.0%
	Mriya Farming, EC, 0.50%, 12/31/25 (USD) (1)(8)(9)	17,609,900	263
			263
	Total United Kingdom (Cost $—)		308

	UNITED STATES 0.2%
	Corporate Bonds 0.1%
	Citgo Holding, 9.25%, 8/1/24 (1)	4,110,000	3,350
			3,350
	Municipal Securities 0.1%
	Commonwealth of Puerto Rico, Series A, GO, 8.00%, 7/1/35
(2)	(6)	4,000,000	2,400
			2,400
	Total United States (Cost $7,757)		5,750

	URUGUAY 0.3%
	Government Bonds 0.3%
	Republic of Uruguay, 4.125%, 11/20/45 (USD)	21,775	23
	Republic of Uruguay, 4.375%, 10/27/27 (USD)	1,149,481	1,251
	Republic of Uruguay, 4.975%, 4/20/55 (USD)	340,000	389
	Republic of Uruguay, 5.10%, 6/18/50 (USD)	8,208,666	9,432
	Total Uruguay (Cost $11,456)		11,095

	UZBEKISTAN 1.0%
	Government Bonds 1.0%
	Republic of Uzbekistan, 4.75%, 2/20/24 (USD)	300,000	297
	Republic of Uzbekistan, 4.75%, 2/20/24 (USD) (1)	20,405,000	20,177
	Republic of Uzbekistan, 5.375%, 2/20/29 (USD) (1)	6,620,000	6,589
	Republic of Uzbekistan, 5.375%, 2/20/29 (USD)	20,000,000	19,905
	Total Uzbekistan (Cost $49,201)		46,968
	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
VENEZUELA 1.7%
Common Stocks 0.0%
Republic of Venezuela, Warrants, 4/15/20 (USD)	7,140	19
		19
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%, 4/10/20 (USD) (2)(6)	12,690,000	761
		761
Government Bonds 1.7%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD) (2)(6)	66,915,000	4,684
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (2)(6)	189,515,000	13,266
Petroleos de Venezuela, 6.00%, 11/15/26 (USD) (2)(6)	66,805,000	4,676
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (2)(6)	30,901,500	4,983
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (2)(6)	386,635,000	27,064
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (2)(6)	19,980,000	1,399
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (2)(6)	49,738,000	3,482
Republic of Venezuela, 6.00%, 12/9/20 (USD) (2)(6)	55,405,000	5,541
Republic of Venezuela, 7.75%, 10/13/19 (USD) (2)(6)	57,970,000	5,797
Republic of Venezuela, 9.25%, 9/15/27 (USD) (2)(6)	26,000,000	2,600
Republic of Venezuela, 11.75%, 10/21/26 (USD) (2)(6)	26,000,000	2,600
Republic of Venezuela, 11.95%, 8/5/31 (USD) (2)(6)	14,400,000	1,440
Republic of Venezuela, 12.75%, 8/23/22 (USD) (2)(6)	8,300,000	830
		78,362
Total Venezuela (Cost $446,747)		79,142

VIETNAM 1.6%
Corporate Bonds 0.3%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1)	11,815,000	10,061
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)	1,500,000	1,278
		11,339
Government Bonds 1.3%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)	53,500,000	54,299
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Socialist Republic of Vietnam, FRN, 6M USD LIBOR + . 813%,
2.625%, 3/13/28 (USD)	4,750,000	3,522
		57,821
Total Vietnam (Cost $73,236)		69,160

SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 0.95% (9)(10)	123,958,389	123,958
		123,958
U. S. Government Obligations 0.2%
U. S. Treasury Notes, 1.50%, 6/15/20 (11)	7,069,000	7,086
		7,086
Total Short-Term Investments (Cost $131,023)		131,044

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty	Description	Contracts	Notional Amount	$ Value
	Credit Default Swap, Protection Sold
	(Relevant Credit: Markit CDX. NA. HY-
	S33, 5 Year Index, 12/20/24), Receive
Goldman	5.00% Quarterly, Pay upon credit
Sachs	default, 6/17/20 @ 1.07%* (2)	1	52,600	27
Total Options Purchased (Cost $213)				27
Total Investments in Securities 98.9%
(Cost $5,640,329)				$4,455,832
Other Assets Less Liabilities 1.1%				49,742
Net Assets 100.0%				$4,505,574

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $875,570 and represents 19.4% of net assets.
(2)	Non-income producing
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4)	Perpetual security with no stated maturity date.
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(7)	GDP-linked note provides for contingent payments linked to the gross domestic product of Ukraine; par reflects notional and will not be paid over the life or at maturity.
(8)	Level 3 in fair value hierarchy.
(9)	Affiliated Companies
(10)	Seven-day yield
(11)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
BDLRPP	Argentina deposit rates (Badlar) at private banks
BRL	Brazilian Real
CNH	Offshore China Renminbi
COP	Colombian Peso
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
FRN	Floating Rate Note
GO	General Obligation
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PEN	Peruvian New Sol
RSD	Serbian Dinar
RUB	Russian Ruble
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB	Thai Baht
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (0.1)%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)***	$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Brazil (0.1)%
BNP Paribas, Protection Sold (Relevant Credit:
Brazil Notas do Tesouro Nacional, 4.25%,
1/7/25 , $105.25**), Receive 1.00% Quarterly,
Pay Upon credit default, 6/20/25 (USD)	34,930	(2,866)	(3,305)	439
Total Brazil			(3,305)	439

Ukraine (0.0)%
Barclays Bank, Protection Sold (Relevant Credit:
Government of Ukraine, 7.75%, 9/1/23,
$90.51 **), Receive 5.00% Quarterly, Pay Upon
credit default, 6/20/25 (USD)	12,675	(1,612)	(2,278)	666
Total Ukraine			(2,278)	666

Total Bilateral Credit Default Swaps, Protection Sold			(5,583)	1,105

Total Bilateral Swaps			(5,583)	1,105

** Market price at March 31, 2020.

*** Includes interest purchased or sold but not yet collected of $20.

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Bank of America	4/9/20	IDR	62,721,304	USD	3,899$	(57)
Bank of America	4/9/20	USD	6,817	IDR	95,490,640	968
Bank of America	4/17/20	MXN	529,051	USD	24,249	(2,005)
Bank of America	4/17/20	USD	13,610	RUB	882,775	2,356
Bank of America	5/22/20	EUR	113	USD	121	4
Bank of America	6/5/20	MYR	3,539	USD	810	10
Bank of America	6/12/20	CNH	899	USD	128	(1)
Barclays Bank	4/9/20	USD	2,415	INR	175,834	96
BNP Paribas	4/8/20	USD	14,345	PEN	47,791	425
BNP Paribas	4/9/20	IDR	5,871,876	USD	426	(66)
BNP Paribas	4/9/20	USD	30,097	IDR	412,023,041	4,859
BNP Paribas	4/16/20	RSD	10,337	USD	98	(1)
BNP Paribas	6/2/20	USD	35,052	BRL	153,078	5,716
BNP Paribas	6/5/20	COP	48,817,977	USD	11,897	64
Citibank	4/8/20	KES	37,036	USD	361	(9)
Citibank	4/16/20	USD	656	RSD	69,355	6
Citibank	4/16/20	USD	200	RSD	21,401	(1)
Citibank	4/23/20	ILS	2,547	USD	720	(1)
Citibank	4/23/20	USD	276	ILS	952	7
Citibank	5/21/20	GHS	1,562	USD	279	(12)
Citibank	5/22/20	USD	5,484	EUR	5,042	(88)
Citibank	6/12/20	SGD	1,255	USD	886	(2)
Citibank	7/16/20	USD	723	ILS	2,547	—
Credit Suisse	4/9/20	IDR	110,220	USD	8	(1)
Credit Suisse	4/9/20	USD	6,825	IDR	95,490,640	976
Credit Suisse	6/2/20	BRL	56,263	USD	11,967	(1,185)
Deutsche Bank	6/5/20	USD	823	MYR	3,547	2
Goldman Sachs	4/9/20	IDR	93,298,345	USD	5,835	(120)
Goldman Sachs	4/9/20	IDR	100,794,045	USD	6,139	35
Goldman Sachs	5/22/20	EUR	13,677	USD	15,144	(29)
Goldman Sachs	6/5/20	COP	46,110,238	USD	11,280	17
Goldman Sachs	6/5/20	USD	570	THB	18,051	20
Goldman Sachs	7/10/20	INR	55,779	USD	716	7
Goldman Sachs	7/10/20	USD	6,020	IDR	100,794,045	(55)
Goldman Sachs	7/10/20	USD	38	INR	3,005	(1)
HSBC Bank	4/9/20	INR	37,857	USD	527	(28)
HSBC Bank	4/9/20	KRW	993,770	USD	858	(42)
HSBC Bank	4/9/20	TWD	26,522	USD	877	1
HSBC Bank	4/9/20	USD	884	TWD	26,522	6
HSBC Bank	4/17/20	MXN	293,212	USD	12,202	126
HSBC Bank	5/22/20	EUR	4,942	USD	5,493	(32)
HSBC Bank	6/5/20	USD	13	MYR	56	—
HSBC Bank	6/12/20	CNH	636	USD	90	(1)
HSBC Bank	7/10/20	INR	64,741	USD	831	8
HSBC Bank	7/10/20	USD	814	TWD	24,279	—
JPMorgan Chase	4/8/20	PEN	16,221	USD	4,544	181
JPMorgan Chase	4/9/20	USD	877	IDR	12,080,492	137
JPMorgan Chase	4/9/20	USD	887	INR	63,480	50
JPMorgan Chase	4/9/20	USD	845	KRW	993,770	29
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
JPMorgan Chase	4/16/20	RSD	45,061	USD	422$	1
JPMorgan Chase	4/16/20	RSD	46,270	USD	439	(5)
JPMorgan Chase	4/16/20	USD	274	RSD	28,258	9
JPMorgan Chase	4/17/20	MXN	204,936	USD	8,514	102
JPMorgan Chase	4/17/20	RUB	882,775	USD	11,709	(455)
JPMorgan Chase	4/17/20	USD	14,808	MXN	280,565	3,012
JPMorgan Chase	4/23/20	ILS	1,343	USD	370	10
JPMorgan Chase	4/23/20	USD	330	ILS	1,146	6
JPMorgan Chase	4/23/20	USD	401	ILS	1,424	(1)
JPMorgan Chase	5/22/20	EUR	209	USD	227	4
JPMorgan Chase	5/22/20	EUR	9,781	USD	11,144	(334)
JPMorgan Chase	5/22/20	USD	286	EUR	258	1
JPMorgan Chase	5/22/20	USD	71	EUR	65	(1)
JPMorgan Chase	6/2/20	BRL	755	USD	162	(17)
JPMorgan Chase	6/2/20	USD	79	BRL	348	13
JPMorgan Chase	6/5/20	USD	138	THB	4,377	5
Morgan Stanley	4/17/20	MXN	210,774	USD	9,078	(216)
Morgan Stanley	4/23/20	USD	107	ILS	368	3
Morgan Stanley	6/2/20	USD	17,776	BRL	84,588	1,566
Morgan Stanley	6/5/20	USD	24,505	COP	94,928,215	1,246
Morgan Stanley	6/5/20	USD	141	THB	4,443	5
Morgan Stanley	6/12/20	CNH	388	USD	55	—
Morgan Stanley	6/12/20	USD	904	SGD	1,255	20
RBC Dominion Securities	5/22/20	EUR	159	USD	181	(5)
Standard Chartered	4/9/20	IDR	188,367,975	USD	12,384	(846)
Standard Chartered	5/22/20	EUR	114	USD	126	—
State Street	4/17/20	USD	53,063	MXN	1,007,430	10,706
State Street	5/22/20	EUR	6,071	USD	6,479	231
State Street	5/22/20	EUR	2,411	USD	2,696	(32)
State Street	5/22/20	USD	97,784	EUR	89,618	(1,257)
State Street	6/2/20	BRL	265,657	USD	52,634	(1,723)
State Street	6/2/20	USD	17,904	BRL	86,585	1,311
UBS Investment Bank	4/9/20	IDR	58,844,902	USD	4,122	(518)
UBS Investment Bank	5/22/20	USD	144	EUR	130	—
UBS Investment Bank	6/12/20	CNH	7,399	USD	1,052	(10)
Net unrealized gain (loss) on open forward
currency exchange contracts						$25,200

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 1,102 U. S. Treasury Notes five year contracts	6/20	138,146	$4,219
Long, 235 U. S. Treasury Notes ten year contracts	6/20	32,592	869
Net payments (receipts) of variation margin to date			(5,173)

Variation margin receivable (payable) on open futures contracts			$(85)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate	(Loss)				Gain/Loss	Income
Mriya Farming, 0.50%,
Corporate Bond			$—		$(254)	$—
Mriya Farming, Common Stock			—		—	—
Mriya Farming, Recovery
Certificates			—		(1)	—
T. Rowe Price Government
Reserve Fund			—		—	438
Totals	$		—#		$(255)	$438+

Supplementary Investment Schedule
	Value		Purchase		Sales	Value
Affiliate	12/31/19		Cost		Cost	3/31/20
Mriya Farming, 0.50%,
Corporate Bond	$517	$		— $	— $	263
Mriya Farming, Common
Stock	1			—	—	1
Mriya Farming, Recovery
Certificates	45			—	—	44
T. Rowe Price Government
Reserve Fund	126,282			¤	¤	123,958
						$124,266^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $438 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $123,958.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS BOND FUND

Valuation Techniques
Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE EMERGING MARKETS BOND FUND

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$	— $	19$	45$	64
Corporate Bonds		—	1,307,620	263	1,307,883
Fixed Income Securities[1]		—	3,016,814	—	3,016,814
Short-Term Investments		123,958	7,086	—	131,044
Options Purchased		—	27	—	27
Total Securities		123,958	4,331,566	308	4,455,832
Forward Currency Exchange Contracts		—	34,357	—	34,357
Total		$123,958$	4,365,923$	308$	4,490,189
Liabilities
Swaps	$	— $	4,478$	— $	4,478
Forward Currency Exchange Contracts		—	9,157	—	9,157
Futures Contracts		85	—	—	85
Total		$85$	13,635$	— $	13,720

[1] Includes Government Bonds, Municipal Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(255,000) for the period ended March 31, 2020.

($000 s)		Gain
	Beginning	(Loss)	Ending
	Balance	During	Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$46	$(1)	$45
Corporate Bonds	517	(254)	263

Total	$563	$(255)	$308